Contingencies (Health Care Cost Recovery Litigation) (Narrative) (Details) (Health Care Cost Recovery Actions [Member])	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Cases brought against PM	11	10	11
Canada [Member]
Loss Contingencies [Line Items]
Cases brought against PM	4
Israel [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Nigeria [Member]
Loss Contingencies [Line Items]
Cases brought against PM	5
Spain [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1